LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.37%
Aerospace & Defense–1.18%
Curtiss-Wright Corp.	5,423	$1,387,962
General Dynamics Corp.	5,622	1,588,159
HEICO Corp.	3,244	619,604
Huntington Ingalls Industries, Inc.	9,219	2,687,062
		6,282,787
Airlines–0.88%
Southwest Airlines Co.	161,524	4,714,886
		4,714,886
Auto Components–1.47%
†Aptiv PLC	38,121	3,036,338
BorgWarner, Inc.	97,961	3,403,165
Cie Generale des Etablissements Michelin SCA	37,277	1,428,482
		7,867,985
Banks–3.26%
Commerce Bancshares, Inc.	66,322	3,528,330
First Hawaiian, Inc.	91,138	2,001,391
PNC Financial Services Group, Inc.	13,334	2,154,774
Truist Financial Corp.	151,243	5,895,452
U.S. Bancorp	39,660	1,772,802
Westamerica BanCorp	41,537	2,030,329
		17,383,078
Beverages–1.23%
†Celsius Holdings, Inc.	17,329	1,436,921
Heineken NV	31,949	3,079,387
Pernod Ricard SA	12,633	2,043,685
		6,559,993
Biotechnology–0.90%
†Alnylam Pharmaceuticals, Inc.	4,896	731,707
†Amicus Therapeutics, Inc.	76,652	902,961
†Argenx SE ADR	1,578	621,290
†BioMarin Pharmaceutical, Inc.	10,564	922,660
†Natera, Inc.	11,772	1,076,667
†Viking Therapeutics, Inc.	6,517	534,394
		4,789,679
Building Products–1.48%
Cie de Saint-Gobain SA	38,786	3,009,858
Johnson Controls International PLC	47,877	3,127,326
Trane Technologies PLC	5,783	1,736,057
		7,873,241
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets–6.06%
AllianceBernstein Holding LP	33,585	$1,166,743
Ameriprise Financial, Inc.	4,930	2,161,509
ARES Management Corp. Class A	17,925	2,383,667
Bank of New York Mellon Corp.	147,233	8,483,565
LPL Financial Holdings, Inc.	4,553	1,202,903
MSCI, Inc.	4,534	2,541,080
Northern Trust Corp.	97,560	8,675,035
T Rowe Price Group, Inc.	40,697	4,961,778
TPG, Inc.	17,138	766,069
		32,342,349
Chemicals–1.30%
Akzo Nobel NV	58,890	4,395,245
Avient Corp.	24,889	1,080,183
Element Solutions, Inc.	59,203	1,478,891
		6,954,319
Commercial Services & Supplies–1.00%
†Copart, Inc.	13,410	776,707
Republic Services, Inc.	23,773	4,551,103
		5,327,810
Communications Equipment–1.75%
†Arista Networks, Inc.	4,962	1,438,881
†F5, Inc.	26,321	4,990,198
Juniper Networks, Inc.	78,336	2,903,132
		9,332,211
Construction & Engineering–0.88%
Vinci SA	36,532	4,680,634
		4,680,634
Containers & Packaging–2.23%
Amcor PLC	298,652	2,840,181
Avery Dennison Corp.	5,845	1,304,896
Packaging Corp. of America	23,989	4,552,632
Sonoco Products Co.	55,125	3,188,430
		11,886,139
Diversified Consumer Services–0.27%
†Bright Horizons Family Solutions, Inc.	5,889	667,577
†Duolingo, Inc.	3,489	769,604
		1,437,181
Diversified Telecommunication Services–0.55%
BCE, Inc.	86,222	2,929,976
		2,929,976
Electric Utilities–4.71%
Duke Energy Corp.	63,943	6,183,928
Edison International	91,883	6,498,885
LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Evergy, Inc.	82,511	$4,404,437
Eversource Energy	69,817	4,172,962
Pinnacle West Capital Corp.	51,892	3,877,889
		25,138,101
Electrical Equipment–2.35%
AMETEK, Inc.	11,340	2,074,086
Atkore, Inc.	6,018	1,145,586
Emerson Electric Co.	52,704	5,977,688
Hubbell, Inc.	1,607	666,985
Regal Rexnord Corp.	7,638	1,375,604
Vertiv Holdings Co. Class A	15,745	1,285,894
		12,525,843
Electronic Equipment, Instruments & Components–0.88%
†Keysight Technologies, Inc.	5,690	889,802
TE Connectivity Ltd.	26,212	3,807,031
		4,696,833
Energy Equipment & Services–0.81%
Baker Hughes Co.	128,547	4,306,324
		4,306,324
Entertainment–0.97%
Electronic Arts, Inc.	10,525	1,396,352
†Spotify Technology SA	10,049	2,651,931
†Take-Two Interactive Software, Inc.	7,499	1,113,526
		5,161,809
Food & Staples Retailing–2.45%
†Dollar Tree, Inc.	42,400	5,645,560
Koninklijke Ahold Delhaize NV	248,553	7,433,156
		13,078,716
Food Products–2.70%
Conagra Brands, Inc.	324,715	9,624,553
General Mills, Inc.	68,367	4,783,639
		14,408,192
Gas Utilities–1.33%
ONE Gas, Inc.	39,078	2,521,703
Spire, Inc.	74,673	4,582,682
		7,104,385
Health Care Equipment & Supplies–6.24%
Becton Dickinson & Co.	12,130	3,001,568
DENTSPLY SIRONA, Inc.	71,703	2,379,823
†Dexcom, Inc.	20,485	2,841,270
†Envista Holdings Corp.	115,561	2,470,694
GE HealthCare Technologies, Inc.	39,062	3,551,126
†Glaukos Corp.	6,807	641,832
†Hologic, Inc.	46,421	3,618,981
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Inspire Medical Systems, Inc.	5,296	$1,137,528
†Insulet Corp.	4,167	714,224
†Shockwave Medical, Inc.	2,129	693,266
Zimmer Biomet Holdings, Inc.	92,701	12,234,678
		33,284,990
Health Care Providers & Services–6.50%
Cardinal Health, Inc.	39,644	4,436,164
Cencora, Inc.	6,390	1,552,706
†Centene Corp.	36,329	2,851,100
†Henry Schein, Inc.	105,403	7,960,035
Laboratory Corp. of America Holdings	18,564	4,055,491
Quest Diagnostics, Inc.	59,317	7,895,686
Universal Health Services, Inc. Class B	32,646	5,956,589
		34,707,771
Health Care REITs–0.85%
Healthpeak Properties, Inc.	241,542	4,528,912
		4,528,912
Health Care Technology–0.18%
†Veeva Systems, Inc. Class A	4,075	944,137
		944,137
Hotels, Restaurants & Leisure–2.32%
†Airbnb, Inc. Class A	10,476	1,728,121
†Chipotle Mexican Grill, Inc.	533	1,549,308
Darden Restaurants, Inc.	13,074	2,185,319
†DoorDash, Inc. Class A	14,246	1,961,959
Hilton Worldwide Holdings, Inc.	16,597	3,540,306
Sodexo SA	16,242	1,392,703
		12,357,716
Household Durables–0.49%
†Mohawk Industries, Inc.	19,978	2,614,920
		2,614,920
Household Products–2.09%
Church & Dwight Co., Inc.	30,602	3,192,094
Kimberly-Clark Corp.	61,745	7,986,716
		11,178,810
Insurance–4.86%
Aflac, Inc.	29,432	2,527,032
Allstate Corp.	40,158	6,947,736
Hanover Insurance Group, Inc.	23,763	3,235,808
Reinsurance Group of America, Inc.	29,181	5,628,431
Ryan Specialty Holdings, Inc.	25,071	1,391,440
LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Willis Towers Watson PLC	22,568	$6,206,200
		25,936,647
Interactive Media & Services–0.10%
†Match Group, Inc.	14,170	514,088
		514,088
IT Services–1.55%
Amdocs Ltd.	52,285	4,724,995
†Cloudflare, Inc. Class A	17,648	1,708,856
Cognizant Technology Solutions Corp. Class A	25,257	1,851,086
		8,284,937
Life Sciences Tools & Services–1.77%
Agilent Technologies, Inc.	14,414	2,097,381
†Avantor, Inc.	26,412	675,355
Bio-Techne Corp.	18,652	1,312,914
†IQVIA Holdings, Inc.	10,839	2,741,075
†Mettler-Toledo International, Inc.	1,955	2,602,672
		9,429,397
Machinery–2.18%
Cummins, Inc.	6,850	2,018,353
Dover Corp.	6,706	1,188,236
Oshkosh Corp.	29,880	3,726,335
Parker-Hannifin Corp.	3,694	2,053,088
Timken Co.	22,868	1,999,349
Xylem, Inc.	5,034	650,594
		11,635,955
Media–1.88%
Fox Corp. Class B	85,322	2,441,916
Interpublic Group of Cos., Inc.	150,167	4,899,949
Omnicom Group, Inc.	9,299	899,771
†Trade Desk, Inc. Class A	20,487	1,790,974
		10,032,610
Metals & Mining–0.05%
†Capstone Copper Corp.	40,757	259,367
		259,367
Multi-Utilities–2.54%
CMS Energy Corp.	59,324	3,579,610
Northwestern Energy Group, Inc.	122,964	6,262,557
WEC Energy Group, Inc.	45,417	3,729,644
		13,571,811
Oil, Gas & Consumable Fuels–3.70%
Cheniere Energy, Inc.	7,161	1,154,926
Coterra Energy, Inc.	74,509	2,077,311
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Partners LP	279,217	$8,147,552
EQT Corp.	87,736	3,252,374
Excelerate Energy, Inc. Class A	15,841	253,773
Occidental Petroleum Corp.	75,082	4,879,579
		19,765,515
Personal Products–0.82%
Kenvue, Inc.	203,471	4,366,488
		4,366,488
Professional Services–0.63%
Equifax, Inc.	3,824	1,022,997
Jacobs Solutions, Inc.	8,515	1,309,011
Verisk Analytics, Inc.	4,280	1,008,924
		3,340,932
Residential REITs–0.89%
Equity Residential	46,040	2,905,584
Essex Property Trust, Inc.	7,642	1,870,838
		4,776,422
Retail REITs–1.89%
Realty Income Corp.	109,964	5,949,052
Regency Centers Corp.	68,042	4,120,624
		10,069,676
Road & Rail–1.88%
Heartland Express, Inc.	113,922	1,360,229
Norfolk Southern Corp.	29,351	7,480,689
†XPO, Inc.	9,732	1,187,596
		10,028,514
Semiconductors & Semiconductor Equipment–1.40%
†Astera Labs, Inc.	3,771	279,771
†Enphase Energy, Inc.	2,331	282,005
Marvell Technology, Inc.	7,408	525,079
Monolithic Power Systems, Inc.	2,415	1,635,969
Teradyne, Inc.	41,945	4,732,654
		7,455,478
Software–2.71%
†Atlassian Corp. Class A	4,880	952,137
†Cadence Design Systems, Inc.	6,795	2,115,148
†Crowdstrike Holdings, Inc. Class A	8,367	2,682,376
†Datadog, Inc. Class A	18,945	2,341,602
†HubSpot, Inc.	4,331	2,713,631
†Manhattan Associates, Inc.	9,069	2,269,336
†Palantir Technologies, Inc. Class A	60,262	1,386,629
		14,460,859
LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–1.39%
Public Storage	14,644	$4,247,639
SBA Communications Corp.	3,535	766,035
VICI Properties, Inc.	81,112	2,416,326
		7,430,000
Specialty Retail–0.27%
†Burlington Stores, Inc.	6,128	1,422,860
		1,422,860
Technology Hardware, Storage & Peripherals–0.80%
HP, Inc.	140,488	4,245,547
		4,245,547
Textiles, Apparel & Luxury Goods–0.51%
†Lululemon Athletica, Inc.	3,432	1,340,711
†On Holding AG Class A	39,736	1,405,859
		2,746,570
Trading Companies & Distributors–2.24%
†Beacon Roofing Supply, Inc.	43,246	4,238,973
Bunzl PLC	99,970	3,845,878
†Core & Main, Inc. Class A	14,211	813,580
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc. Class A	31,621	$3,068,502
		11,966,933
Total Common Stock (Cost $421,670,645)		498,140,333
PREFERRED STOCK–0.59%
Henkel AG & Co. KGaA 2.49%	39,029	3,136,929
Total Preferred Stock (Cost $2,529,974)		3,136,929

MONEY MARKET FUND–5.84%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	31,176,183	31,176,183
Total Money Market Fund (Cost $31,176,183)		31,176,183

TOTAL INVESTMENTS–99.80% (Cost $455,376,802)	532,453,445
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	1,046,281
NET ASSETS APPLICABLE TO 38,180,644 SHARES OUTSTANDING–100.00%	$533,499,726

†Non-income producing.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(8,386,886)	USD	9,118,963	6/28/24	$37,891	$—
GSI	CAD	(3,703,156)	USD	2,729,553	6/28/24	—	(7,815)
GSI	CAD	4,698	USD	(3,472)	6/28/24	1	—
JPMC	EUR	(7,800,111)	USD	8,479,624	6/28/24	33,895	—
MSC	EUR	(7,800,111)	USD	8,484,161	6/28/24	38,433	—
MSC	GBP	(2,572,527)	USD	3,255,340	6/28/24	6,924	—
Total Foreign Currency Exchange Contracts						$117,144	$(7,815)
LVIP American Century Select Mid Cap Managed Volatility Fund–4

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
7	British Pound	$552,431	$560,312	6/17/24	$—	$(7,881)
6	Euro	811,612	822,608	6/17/24	—	(10,996)
7	Japanese Yen	584,981	604,337	6/17/24	—	(19,356)
					—	(38,233)
Equity Contracts:
21	E-mini Russell 2000 Index	2,253,195	2,198,489	6/21/24	54,706	—
21	E-mini S&P 500 Index	5,573,925	5,433,592	6/21/24	140,333	—
47	E-mini S&P MidCap 400 Index	14,463,780	14,046,146	6/21/24	417,634	—
16	Euro STOXX 50 Index	870,848	846,901	6/21/24	23,947	—
5	FTSE 100 Index	504,102	486,092	6/21/24	18,010	—
2	Nikkei 225 Index (OSE)	533,624	525,229	6/13/24	8,395	—
					663,025	—
Total Futures Contracts					$663,025	$(38,233)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
JPMC–JPMorgan Chase
MSC–Morgan Stanley & Co.
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
USD–United States Dollar
See accompanying notes.
LVIP American Century Select Mid Cap Managed Volatility Fund–5

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Century Select Mid Cap Managed Volatility Fund–6

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$498,140,333	$—	$—	$498,140,333
Preferred Stock	3,136,929	—	—	3,136,929
Money Market Fund	31,176,183	—	—	31,176,183
Total Investments	$532,453,445	$—	$—	$532,453,445
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$117,144	$—	$117,144
Futures Contracts	$663,025	$—	$—	$663,025
Liabilities:
Foreign Currency Exchange Contracts	$—	$(7,815)	$—	$(7,815)
Futures Contracts	$(38,233)	$—	$—	$(38,233)
There were no Level 3 investments at the beginning or end of the period.
LVIP American Century Select Mid Cap Managed Volatility Fund–7